Supplemental information on oil and gas activities (Schedule of Reserve Quantity Information) (Details)	Dec. 31, 2024 MMcf MBbls	Dec. 31, 2023 MMcf MBbls	Dec. 31, 2022 MMcf MBbls	Dec. 31, 2021 MBbls MMcf
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	50,489	44,784	48,068	49,750
Undeveloped reserves for properties, net	6,763	17,982	18,241	32,197
Proved developed and undeveloped reserves for properties, net	57,252	62,766	66,309	81,947
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	7,000	19,919	24,611	33,383
Undeveloped reserves for properties, net | MMcf	0	855	0	1,563
Proved developed and undeveloped reserves for properties, net | MMcf	7,000	20,774	24,611	34,946
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	49,959	43,120	46,623	47,766
Undeveloped reserves for properties, net	6,396	16,225	17,765	31,019
Proved developed and undeveloped reserves for properties, net	56,355	59,345	64,388	78,785
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	884	1,075	1,065	1,207
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf	884	1,075	1,065	1,207
Ecuador | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	515	1,017	322
Undeveloped reserves for properties, net	367	1,278	0
Proved developed and undeveloped reserves for properties, net	882	2,295	322
Ecuador | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	0
Undeveloped reserves for properties, net | MMcf	0	0	0
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	15	28	8	43
Proved developed and undeveloped reserves for properties, net	15	28	8	43
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	6,116	8,888	9,443	13,601
Proved developed and undeveloped reserves for properties, net | MMcf	6,116	8,888	9,443	13,601
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	619	1,115	755
Undeveloped reserves for properties, net	0	479	476	575
Proved developed and undeveloped reserves for properties, net		1,098	1,591	1,330
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	9,956	14,103	15,196
Undeveloped reserves for properties, net | MMcf	0	855	0	1,563
Proved developed and undeveloped reserves for properties, net | MMcf		10,811	14,103	16,759
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net	0	0	0	1,186
Undeveloped reserves for properties, net	0	0	0	603
Proved developed and undeveloped reserves for properties, net				1,789
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	0	0	0	3,379
Undeveloped reserves for properties, net | MMcf	0	0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf				3,379